SELLING AND MARKETING EXPENSES: (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
SELLING AND MARKETING EXPENSES
Sales and marketing expense	$ 1,020	$ 855	$ 1,752	$ 1,088
Salaries and related expenses
SELLING AND MARKETING EXPENSES
Sales and marketing expense			$ 1,752	$ 1,088